BASIS OF PRESENTATION	12 Months Ended
Jan. 31, 2020
BASIS OF PRESENTATION
2. BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of consolidation

The consolidated financial statements include the accounts of the Company and its US subsidiaries as follows:

	Ownership Interest	Jurisdiction	Nature of Operations
Coral Resources, Inc.	100%	Nevada, USA	Exploration Company
Coral Energy Corporation (up until December 30, 2019)	100%	California, USA	Holding Company
Marcus Corporation	98.49%	Nevada, USA	Holding Company

During the year ended January 31, 2020, Coral Energy Corporation was dissolved.

Intercompany balances and transactions, including unrealized income and expenses arising from intercompany transactions are eliminated in preparing the consolidated financial statements.

Basis of presentation

These consolidated financial statements are expressed in Canadian dollars, the Company’s presentation currency, and have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value. The accounting policies in Note 3 have been applied consistently to all periods presented.

Approval of the consolidated financial statements

These consolidated financial statements were reviewed by the Audit Committee and approved and authorized for issue by the Board of Directors on May 14, 2020.

Foreign currency translation

The functional currency of the Company and its subsidiaries is the Canadian dollar. Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on the dates of the transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at the date of the consolidated statement of financial position. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Foreign currency translation differences are recognized in net income or loss for the year.

Significant accounting judgements and estimates

The preparation of these consolidated financial statements requires management to make estimates and judgments that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates under different assumptions and conditions.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the consolidated statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

a)	Impairment of exploration and evaluation assets

Management considers both external and internal sources of information in assessing whether there are any indications that the Company’s exploration and evaluation assets are impaired. External sources of information management considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its equipment and mining interests.

b)	Valuation of share-based payments

The Company uses the black scholes option pricing model for valuation of share-based payments. Option pricing models require the input of subjective assumptions including expected price volatility, interest rate and forfeiture rate. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

c)	Recognition and measurement of deferred tax assets and liabilities

Estimates of future taxable income are based on forecasted cash flows from operations and the application of existing tax laws in each jurisdiction. Weight is attached to tax planning opportunities that are within the Company’s control, and are feasible and implementable without significant obstacles. The likelihood that tax positions taken will be sustained upon examination by applicable tax authorities is assessed based on individual facts and circumstances of the relevant tax position evaluated in light of all available evidence. Where applicable tax laws and regulations are either unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur that materially affect the amounts of income tax assets/liabilities.

d)	Measurement of royalty receivable and royalty interest

The Company measured the fair value of the Company’s royalty receivable relating to the Robertson Property as the present value of the minimum payments that will be made, if the Robertson Property does not enter the production stage and earns revenues. The valuation method requires the input of a discount rate, and takes into account the timing of the payments, which have been specified in the underlying transaction agreement. Changes in the input assumptions such as the discount rate can materially affect the fair value estimate. A nominal value of $1 was attributed to the royalty interest in excess of the royalty receivable, and has been classified as an exploration and evaluation asset.